united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Annual Report

June 30, 2020

1-770-642-4902

www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.howardcmetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

We are pleased to present you with the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF Annual Report for the year ended June 30, 2020.

The fiscal year featured a world pandemic that has left many investors looking for answers. It seems the Federal Reserve ‘bazooka’ worked to help calm financial markets, which continue to be in turmoil over the spread of Coronavirus. For those who need a reminder, the Fed lowered the benchmark funds rate effectively to zero and made itself ready to lend as needed through the purchase of nearly $1 trillion in Treasury and mortgage securities.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act was passed by Congress with overwhelming, bipartisan support. This over $2 trillion economic relief package was designed to protect the American people from the public health and economic impacts of COVID-19. The CARES Act provides fast and direct economic assistance for American workers, families, and small businesses. The Paycheck Protection Program has provided small businesses with the resources needed to keep the lights on, maintain payroll, and potentially hire back employees who were laid off.* The support of the U.S government has proven critical in navigating through these uncertain times.

The pandemic brought the longest bull market in history to an abrupt stop and put our risk management investing strategy to the test. On March 10th 2020, our quantitative model, the “HCM BuyLine®”, signaled a 50% reduction in equity exposure resulting in a 50/50 split between index constituents and 1-3-month US T-Bills. The model signaled a further reduction in equities on March 12th and both ETFs were moved into 100% 1-3 month US T-Bills. The signals generated by our non-emotional, mathematical model helped our clients preserve capital and navigate the global market panic caused by the COVID-19 pandemic. A reentry strategy into the equity market is arguably just as important as an exit strategy. On April 14th our model signaled a reinvestment into the equity index constituents. As many of you know mid-April was a very uncertain time across global equity markets. With emotions running rampant, the funds followed the unbiased signals generated by our quantitative model. Since the inception date of October 9, 2019, the HCM Defender 500 Index ETF- NAV was up .78% compared to the S&P 500 Total Return Index which was up 7.72%. The HCM Defender 100 Index ETF- NAV was up 21.11% compared to the Nasdaq 100 Total Return Index which was up 33.04%. The ETFs are currently trailing the Nasdaq-100 and S&P 500, but we believe the peace of mind of having a non-emotional plan through this pandemic to be invaluable to our clients.

As we look beyond the reporting period, we remain cautiously optimistic. The HCM BuyLine® is strong and the trend continues upward. The markets are working off a period of being immensely overbought, but any pullback should be shallow and short lived. There is a tremendous amount of cash on the side lines. The last time there was this much cash was in 2008. Given this mountain of cash ($5T money market + $2T private equity + $1T corporate) we see the markets, along with the economy, continuing the modest recovery we are experiencing now. The HCM BuyLine® will be our compass and we are confident it will lead us in the right direction.

Thank you for being a shareholder of the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF.

Sincerely,

The HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

*	Source: https://home.treasury.gov/policy-issues/cares

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, compared to its benchmarks:

Since Inception** -
June 30, 2020
HCM Defender 100 Index ETF - NAV	21.11%
HCM Defender 100 Index ETF - Market Price	21.27%
HCM Defender 100 Index***	25.42%
Nasdaq 100 Total Return Index ****	33.04%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770 -642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.25% per the September 6, 2019 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the Technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 100 Index alternates exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

Comparison of the Change in Value of a $10,000 Investment

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

The Fund’s holdings by industry sector and investment type as of June 30, 2020 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large-Cap	11.6%
Technology	9.5%
Common Stocks
Software	14.8%
Internet Media & Services	11.3%
Semiconductors	11.2%
Technology Hardware	10.1%
E-Commerce Discretionary	7.3%
Biotech & Pharma	4.4%
Technology Services	3.8%
Cable & Satellite	2.7%
Beverages	1.9%
Medical Equipment & Devices	1.8%
Retail - Consumer Staples	1.7%
Automotive	1.4%
Entertainment Content	1.2%
Leisure Facilities & Services	1.0%
Retail - Discretionary	1.0%
Food	0.8%
Transportation & Logistics	0.7%
Electric Utilities	0.6%
Telecommunications	0.4%
Commercial Support Services	0.2%
Industrial Support Services	0.2%
Transportation Equipment	0.2%
Wholesale - Discretionary	0.2%
Right
Telecommunications	0.0%
Other Assets Less Liabilities	0.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, compared to its benchmark:

Since Inception** -
June 30, 2020
HCM Defender 500 Index ETF - NAV	0.78%
HCM Defender 500 Index ETF - Market Price	0.66%
HCM Defender 500 Index***	5.59%
S&P 500 Total Return Index ****	7.72%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770 -642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.25% per the September 6, 2019 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 500 Index is comprised of securities in the Solactive US Large Cap Index(“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S.dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

Comparison of the Change in Value of a $10,000 Investment

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2020

The Fund’s holdings by industry sector and investment type as of June 30, 2020 are as follows:

Industry Sector/lnvestment Type	% of Net Assets
Exchange Traded Funds
Large-Cap	19.8%
Common Stocks
Software	8.7%
Internet Media & Services	6.0%
Biotechnology & Pharmaceuticals	5.9%
Technology Hardware	5.6%
Technology Services	5.6%
E-Commerce Discretionary	4.1%
Semiconductors	4.0%
Medical Equipment & Devices	3.6%
Banking	2.9%
Electric Utilities	2.3%
Healthcare Facilities & Services	2.2%
Insurance	1.9%
Oil & Gas Producers	1.9%
Real Estate	1.8%
Retail - Discretionary	1.8%
Telecommunications	1.7%
Household Products	1.6%
Retail - Consumer Staples	1.6%
Beverages	1.5%
Aerospace & Defense	1.4%
Diversified Industrials	1.3%
Leisure Facilities & Services	1.1%
Transportation & Logistics	1.1%
Cable & Satellite	1.0%
Entertainment Content	1.0%
Chemicals	0.9%
Electrical Equipment	0.9%
Institutional Financial Services	0.9%
Food	0.8%
Automotive	0.7%
Asset Management	0.6%
Tobacco & Cannabis	0.6%
Apparel & Textile Products	0.5%
Machinery	0.5%
Commercial Support Services	0.3%
Specialty Finance	0.3%
Metals & Mining	0.2%
Transportation Equipment	0.2%
Wholesale - Consumer Staples	0.2%
Containers & Packaging	0.1%
Gas & Water Utilities	0.1%
Home Construction	0.1%
Industrial Support Services	0.1%
Oil & Gas Services & Equipment	0.1%
Wholesale - Discretionary	0.1%
Rights
Telecommunications	0.0%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	COMMON STOCKS - 78.9%
	AUTOMOTIVE - 1.4%
1,344	Tesla, Inc. *	$1,451,265

	BEVERAGES - 1.9%
3,511	Monster Beverage Corp. *	243,383
12,849	PepsiCo, Inc.	1,699,409
		1,942,792
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.4%
2,079	Alexion Pharmaceuticals, Inc. *	233,347
5,344	Amgen, Inc.	1,260,436
1,566	Biogen, Inc. *	418,983
1,612	BioMarin Pharmaceutical, Inc.*	198,824
11,852	Gilead Sciences, Inc.	911,893
1,739	Incyte Corp.*	180,804
725	Regeneron Pharmaceuticals, Inc. *	452,146
1,053	Seattle Genetics, Inc.*	178,926
2,344	Vertex Pharmaceuticals, Inc. *	680,487
		4,515,846
	CABLE & SATELLITE - 2.7%
1,599	Charter Communications, Inc.*	815,554
42,263	Comcast Corp.	1,647,412
1,373	Liberty Broadband Corp.*	170,197
10,172	Sirius XM Holdings, Inc.	59,710
		2,692,873
	COMMERCIAL SUPPORT SERVICES - 0.2%
813	Cintas Corp.	216,551

	E-COMMERCE - DISCRETIONARY - 7.3%
2,159	Amazon.com, Inc.*	5,956,292
6,996	eBay, Inc.	366,940
8,382	JD.com, Inc.* - ADR	504,429
429	MercadoLibre, Inc.	422,895
1,453	Pinduoduo, Inc.* - ADR	124,726
		7,375,282
	ELECTRIC UTILITIES - 0.6%
8,958	Exelon Corp.	325,086
4,813	Xcel Energy, Inc.	300,812
		625,898
	ENTERTAINMENT CONTENT - 1.2%
6,897	Activision Blizzard, Inc.	523,482
2,605	Electronic Arts, Inc.*	343,990
690	NetEase, Inc. - ADR	296,272
		1,163,744
	FOOD - 0.8%
13,085	Mondelez International, Inc.	669,036
5,980	The Kraft Heinz Co.	190,702
		859,738
	INDUSTRIAL SUPPORT SERVICES - 0.2%
5,227	Fastenal Co.	223,925

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	INTERNET MEDIA & SERVICES - 11.3%
1,436	Alphabet, Inc. *	$2,029,944
1,438	Alphabet, Inc. - Class A*	2,039,156
2,519	Baidu, Inc. * - ADR	302,003
385	Booking Holdings, Inc. *	613,051
17,817	Facebook, Inc. *	4,045,706
708	IAC/InterActive Corp.	228,967
4,019	Netflix, Inc. *	1,828,806
4,887	Trip.com Group Limited. * - ADR	126,671
941	VeriSign, Inc. *	194,627
		11,408,931
	LEISURE FACILITIES & SERVICES - 1.0%
2,393	Marriott International, Inc.	205,152
10,769	Starbucks Corp.	792,491
		997,643
	MEDICAL EQUIPMENT & DEVICES - 1.8%
676	Align Technology, Inc.*	185,521
811	DexCom, Inc.*	328,779
760	IDEXX Laboratories, Inc.*	250,922
1,353	Illumina, Inc.*	501,084
1,047	Intuitive Surgical, Inc.*	596,612
		1,862,918
	RETAIL - CONSUMER STAPLES - 1.7%
4,007	Costco Wholesale Corp.	1,214,962
2,208	Dollar Tree, Inc.	204,637
6,848	Walgreens Boots Alliance, Inc.	290,287
		1,709,886
	RETAIL - DISCRETIONARY - 1.0%
1,108	Lululemon Athletica, Inc.*	345,707
676	O’Reilly Automotive, Inc. *	285,049
3,226	Ross Stores, Inc.	274,984
491	Ulta Beauti, Inc.*	99,879
		1,005,619
	SEMICONDUCTORS - 11.2%
10,876	Advanced Micro Devices, Inc. *	572,186
3,342	Analog Devices, Inc.	409,863
8,283	Applied Materials, Inc.	500,707
3,593	Broadcom, Inc.	1,133,987
39,363	Intel Corp.	2,355,088
1,415	KLA-Tencor Corp.	275,189
1,306	Lam Research Corp.	422,439
2,433	Maxim Integrated Products, Inc.	147,464
2,144	Microchip Technology, Inc.	225,785
10,137	Micron Technology, Inc. *	522,258
5,411	NVIDIA Corp.	2,055,693
2,524	NXP Semiconductors NV	287,837
10,366	QUALCOMM, Inc.	945,483
1,493	Skyworks Solutions, Inc.	190,895
8,606	Texas Instruments, Inc.	1,092,704
2,306	Xilinx, Inc.	226,887
		11,364,465

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	SOFTWARE - 14.8%
4,386	Adobe, Inc. *	$1,909,270
775	ANSYS, Inc. *	226,091
1,052	Atlassian Corp. PLC *	189,644
2,011	Autodesk, Inc. *	481,011
2,512	Cadence Design Systems, Inc. *	241,052
2,776	Cerner Corp. *	190,295
1,029	Check Point Software Technologies Ltd.*	110,545
1,078	Citrix Systems, Inc.	159,447
1,407	DocuSign, Inc.*	242,299
1,294	Fortinet, Inc.*	177,627
2,288	Intuit, Inc.	677,683
46,812	Microsoft Corp.	9,526,710
1,375	Splunk, Inc. *	273,212
1,361	Synopsys, Inc. *	265,395
1,527	Workday, Inc. *	286,099
		14,956,380
	TECHNOLOGY HARDWARE - 10.1%
22,636	Apple, Inc.	8,257,613
36,476	Cisco Systems, Inc.	1,701,241
2,109	Seagate Technology PLC	102,097
2,671	Western Digital Corp.	117,925
		10,178,876
	TECHNOLOGY SERVICES - 3.8%
3,691	Automatic Data Processing, Inc.	549,553
1,293	CDW Corp.	150,221
5,037	Cognizant Technology Solutions Corp.	286,202
333	CoStar Group, Inc.*	236,653
5,118	Fiserv, Inc.*	499,619
2,960	Paychex, Inc.	224,220
10,763	PayPal Holdings, Inc.*	1,875,237
		3,821,705
	TELECOMMUNICATIONS - 0.4%
3,548	T-Mobile US, Inc. *	369,524

	TRANSPORTATION & LOGISTICS - 0.7%
7,139	CSX Corp.	497,874
950	Old Dominion Freight Line, Inc.	161,110
		658,984
	TRANSPORTATION EQUIPMENT - 0.2%
3,182	PACCAR, Inc.	238,173

	WHOLESALE - DISCRETIONARY - 0.2%
1,870	Copart, Inc.*	155,715

	TOTAL COMMON STOCKS (Cost $68,935,175)	79,796,733

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 21.1%
	LARGE-CAP - 11.6%
120,215	ProShares UltraPro QQQ	$11,738,995

	TECHNOLOGY - 9.5%
65,284	ProShares Ultra QQQ	9,641,794

	TOTAL EXCHANGE TRADED FUNDS (Cost $16,010,699)	21,380,789

	RIGHTS - 0.0%
	TELECOMMUNICATIONS - 0.0%
3,548	T-Mobile US, Inc.*	596
	TOTAL RIGHTS (Cost $13,871)

	TOTAL INVESTMENTS - 100.0% (Cost $84,959,745)	$101,178,118
	OTHER ASSETS LESS LIABILITIES - 0.0%	19,096
	NET ASSETS - 100.0%	$101,197,214

*	Non-income producing security.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Fair Value
	COMMON STOCKS - 79.8%
	AEROSPACE & DEFENSE - 1.4%
1,746	Boeing Co.	$320,042
782	General Dynamics Corp.	116,878
670	L3 Harris Technologies, Inc.	113,679
726	Lockheed Martin Corp.	264,932
460	Northrop Grumman Corp.	141,422
4,756	Raytheon Co.	293,065
168	TransDigm Group, Inc. *	74,264
		1,324,282
	APPAREL & TEXTILE PRODUCTS - 0.5%
3,791	NIKE, Inc.	371,708
1,027	VF Corp.	62,585
		434,293
	ASSET MANAGEMENT - 0.6%
340	BlackRock, Inc.	184,991
2,057	Blackstone Group, Inc.	116,550
3,723	Charles Schwab Corp.	125,614
702	T Rowe Price Group, Inc.	86,697
		513,852
	AUTOMOTIVE - 0.7%
12,015	Ford Motor Co.	73,051
3,854	General Motors Co.	97,506
452	Tesla, Inc. *	488,074
		658,631
	BANKING - 2.9%
24,628	Bank of America Corp.	584,915
6,699	Citigroup, Inc.	342,319
529	First Republic Bank	56,069
9,332	JPMorgan Chase & Co.	877,768
1,231	PNC Financial Services Group, Inc.	129,514
4,248	Truist Financial Corp.	159,513
4,427	US Bancorp	163,002
12,263	Wells Fargo & Co.	313,933
		2,627,033
	BEVERAGES - 1.5%
916	Brown-Forman Corp.	58,313
12,049	Coca-Cola Co.	538,349
488	Constellation Brands, Inc.	85,376
1,154	Monster Beverage Corp.*	79,995
4,335	PepsiCo, Inc.	573,347
		1,335,380

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.9%
5,320	AbbVie, Inc.	$522,318
701	Alexion Pharmaceuticals, Inc. *	78,680
1,804	Amgen, Inc.	425,491
506	Biogen, Inc. *	135,380
531	BioMarin Pharmaceutical, Inc. *	65,494
6,978	Bristol-Myers Squibb Co.	410,306
2,579	Eli Lilly & Co.	423,420
4,001	Gilead Sciences, Inc.	307,837
583	Incyte Corp. *	60,614
8,223	Johnson & Johnson	1,156,400
7,831	Merck & Co., Inc.	605,571
17,066	Pfizer, Inc.	558,058
243	Regeneron Pharmaceuticals, Inc. *	151,547
356	Seattle Genetics, Inc.*	60,492
792	Vertex Pharmaceuticals, Inc. *	229,926
1,451	Zoetis, Inc.	198,845
		5,390,379
	CABLE & SATELLITE - 1.0%
538	Charter Communications, Inc.*	274,402
14,266	Comcast Corp.	556,089
462	Liberty Broadband Corp.	57,270
		887,761
	CHEMICALS - 0.9%
687	Air Products & Chemicals, Inc.	165,883
2,290	Corteva, Inc. *	61,349
2,335	Dow, Inc. *	95,175
2,304	Dupont De Nemours, Inc.	122,412
801	Ecolab, Inc.	159,359
730	PPG Industries, Inc.	77,424
256	Sherwin-Williams Co.	147,930
		829,532
	COMMERCIAL SUPPORT SERVICES - 0.3%
270	Cintas Corp.	71,917
658	Republic Services, Inc.	53,989
1,336	Waste Management, Inc.	141,496
		267,402
	CONTAINERS & PACKAGING - 0.1%
1,015	Ball Corp.	70,532

	DIVERSIFIED INDUSTRIALS - 1.3%
1,811	3M Co.	282,498
1,276	Eaton Corp. PLC	111,624
1,884	Emerson Electir Co.	116,865
26,982	General Electric Co.	184,287
2,225	Honeywell International, Inc.	321,713
876	Illinois Tool Works, Inc.	153,169
		1,170,156

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	E-COMMERCE DISCRETIONARY - 4.1%
1,324	Amazon.com, Inc.*	$3,652,678
2,358	eBay, Inc.	123,677
		3,776,355
	ELECTRIC UTILITIES - 2.3%
758	Ameren Corp.	53,333
1,551	American Electric Power Co., Inc.	123,522
883	CMS Energy Corp.	51,585
1,042	Consolidated Edison, Inc.	74,951
2,557	Dominion Energy, Inc.	207,577
596	DTE Energy Co.	64,070
2,292	Duke Energy Corp.	183,108
1,136	Edison International	61,696
615	Entergy Corp.	57,693
1,035	Eversource Energy	86,184
3,022	Exelon Corp.	109,668
1,681	FirstEnergy Corp.	65,189
1,537	NextEra Energy, Inc.	369,141
2,384	PPL Corp.	61,603
1,562	Publis Service Enterprise Group, Inc.	76,788
915	Sepra Energy	107,265
3,266	Southern Co.	169,342
981	WEC Energy Group, Inc.	85,985
1,624	Xcel Energy, Inc.	101,500
		2,110,200
	ELECTRICAL EQUIPMENT - 0.9%
700	AMETEK, Inc.	62,559
890	Amphenol Corp.	85,271
966	Fortive Corp.	65,360
2,383	Joshnson Controls International PLC	81,356
571	Keysight Technologies, Inc.*	57,545
1,413	Otis Worldwide Corp.*	80,343
349	Rockwell Automation, Inc.	74,337
320	Roper Technologies, Inc.	124,243
1,028	TE Connectivity Ltd.	83,833
771	Trane Technologies PLC	68,604
		783,451
	ENTERTAINMENT CONTENT - 1.0%
2,323	Activision Blizzard, Inc.	176,316
880	Electronic Arts, Inc.*	116,204
5,771	Walt Disney Co.	643,524
		936,044

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	FOOD - 0.8%
1,488	Conagra Brands, Inc.	$52,333
1,900	General Mills, Inc.	117,135
460	Hershey Co.	59,625
799	Kellogg Co.	52,782
2,015	Kraft Heinz Co.	64,258
372	McCormick & Co., Inc.	66,741
4,413	Mondelez International, Inc.	225,637
873	Tyson Foods, Inc.	52,127
		690,638
	GAS & WATER UTILITIES - 0.1%
556	American Water Works Co, Inc.	71,535

	HEALTHCARE FACILITIES & SERVICES - 2.2%
776	Anthem, Inc.	204,072
1,728	Centene Corp.*	109,814
1,129	Cigna Corp.	211,857
4,018	CVS Health Corp.	261,049
811	HCA Healthcare, Inc.	78,716
404	Humana, Inc.	156,651
559	IQVIA Holdings, Inc.*	79,311
509	McKesson Corp.	78,091
2,907	UnitedHealth Group, Inc.	857,420
		2,036,981
	HOME CONSTRUCTION - 0.1%
1,035	DR Horton, Inc.	57,391

	HOUSEHOLD PRODUCTS - 1.6%
383	Clorox Co.	84,019
754	Church & Dwight Co, Inc.	58,284
2,683	Colgate-Palmolive Co.	196,557
628	The Estee Lauder Cos., Inc.	118,491
1,054	Kimberly-Clark Corp.	148,983
7,671	Proctor & Gamble Co.	917,221
		1,523,555
	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,756	Fastenal Co.	75,227

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,539	Bank of New York Mellon Corp.	98,132
1,078	CME Group, Inc.	175,218
1,022	Goldman Sachs Group, Inc.	201,968
1,651	Intercontinental Exchange, Inc.	151,232
3,761	Morgan Stanley	181,656
1,045	State Street Corp.	66,410
		874,616

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	INSURANCE - 1.9%
2,091	Aflac, Inc.	$75,339
972	Allstate Corp.	94,274
2,604	American International Group, Inc.	81,193
4,228	Berkshire Hathaway, Inc.*	754,740
1,209	Chubb Ltd.	153,084
1,557	Marsh & McLennan Cos., Inc.	167,175
2,212	MetLife, Inc.	80,782
1,778	Progressive Corp.	142,436
1,248	Prudential Financial, Inc.	76,003
787	Travelers Cos., Inc.	89,757
384	Willis Towers Watson PLC	75,629
		1,790,412
	INTERNET MEDIA & SERVICES - 6.0%
912	Alphabet, Inc.*	1,289,212
912	Alphabet, Inc.* - Class A	1,293,262
126	Booking Holdings, Inc.*	200,635
7,459	Facebook, Inc.*	1,693,715
237	IAC/Interactive Corp.	76,646
1,356	Netflix, Inc.*	617,034
3,059	Snap, Inc.*	71,856
2,383	Twitter, Inc.*	70,990
3,441	Uber Technologies, Inc.*	106,946
314	VeriSign, Inc.*	64,945
		5,485,241
	LEISURE FACILITIES & SERVICES - 1.1%
86	Chipotle Mexican Grill, Inc.*	90,503
850	Hilton Worldwide Holdings, Inc.	62,432
1,123	Las Vegas Sands Corp.	51,141
807	Marriott International, Inc.	69,184
2,370	McDonald’s Corp.	437,194
3,633	Starbucks Corp.	267,352
938	Yum! Brands, Inc.	81,522
		1,059,328
	MACHINERY - 0.5%
1,707	Caterpillar, Inc.	215,936
966	Deere & Co.	151,807
406	Parker-Hannifin Corp.	74,408
470	Stanley Black & Decker, Inc.	65,509
		507,660
	MEDICAL EQUIPMENT & DEVICES - 3.6%
5,332	Abbott Laboratories	487,505
935	Agilent Technologies, Inc.	82,626
1,564	Baxter International, Inc.	134,660
828	Becton Dickinson and Co.	198,116
4,283	Boston Scientific Corp. *	150,376
1,902	Danaher Corp.	336,331
271	DexCom, Inc. *	109,863
1,860	Edwards Lifesciences Corp. *	128,545
254	IDEXX Laboratories, Inc. *	83,861

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 3.6%
455	Illumina, Inc. *	$168,509
350	Intuitive Surgical, Inc. *	199,441
4,105	Medtronic PLC	376,429
72	Mettler-Toledo International, Inc. *	58,000
438	ResMed, Inc.	84,096
970	Stryker Corp.	174,784
1,202	Thermo Fisher Scientific, Inc.	435,533
624	Zimmer Biomet Holdings, Inc.	74,481
		3,283,156
	METALS & MINING - 0.2%
2,453	Newmont Goldcorp Corporation	151,448

	OIL & GAS PRODUCERS - 1.9%
5,788	Chevron Corp.	516,463
3,342	ConocoPhillips	140,431
1,837	EOG Resources, Inc.	93,062
13,303	Exxon Mobil Corp.	594,910
6,003	Kinder Morgan, Inc.	91,065
2,058	Marathon Petroleum Corp.	76,928
1,343	Phillips 66	96,562
1,291	Valero Energy Corp.	75,937
3,839	Williams Cos, Inc.	73,018
		1,758,376
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
4,350	Schlumberger Ltd.	79,996

	REAL ESTATE - 1.8%
382	Alexandria Real Estate Equities, Inc.	61,980
1,372	American Tower Corp.	354,717
438	AvalonBay Communities, Inc.	67,732
1,293	Crown Castle International Corp.	216,384
798	Digital Realty Trust, Inc.	113,404
260	Equinix, Inc.	182,598
1,150	Equity Residential	67,643
201	Essex Property Trust, Inc.	46,063
2,291	Prologis, Inc.	213,819
472	Public Storage	90,572
1,045	Realty Income Corp.	62,177
334	SBA Communications Corp. *	99,505
997	Simon Property Group, Inc.	68,175
1,300	Welltower, Inc.	67,275
		1,712,044

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	RETAIL - CONSUMER STAPLES - 1.6%
1,349	Costco Wholesale Corp.	$409,030
787	Dollar General Corp.	149,931
745	Dollar Tree, Inc.*	69,047
2,341	Kroger Co.	79,243
1,565	Target Corp.	187,690
2,309	Walgreens Boots Alliance, Inc.	97,879
4,333	Walmart, Inc.	519,007
		1,511,827
	RETAIL - DISCRETIONARY - 1.8%
72	AutoZone, Inc. *	81,225
707	Best Buy Co., Inc.	61,700
3,322	Home Depot, Inc.	832,194
2,315	Lowe’s Cos, Inc.	312,803
227	O’Reilly Automotive, Inc. *	95,719
1,083	Ross Stores, Inc.	92,315
3,448	TJX Cos, Inc.	174,331
		1,650,287
	SEMICONDUCTORS - 4.0%
3,670	Advanced Micro Devices, Inc. *	193,079
1,124	Analog Devices, Inc.	137,847
2,795	Applied Materials, Inc.	168,958
1,208	Broadcom, Inc.	381,257
13,290	Intel Corp.	795,140
473	KLA-Tencor Corp.	91,989
439	Lam Research Corp.	141,999
2,021	Marvell Technology Group Ltd.	70,856
724	Microchip Technology, Inc.	76,244
3,417	Micron Technology, Inc. *	176,044
1,825	NVIDIA Corp.	693,336
3,500	QUALCOMM, Inc.	319,235
506	Skyworks Solutions, Inc.	64,697
2,854	Texas Instruments, Inc.	362,372
774	Xilinx, Inc.	76,154
		3,749,207
	SOFTWARE - 8.7%
1,477	Adobe, Inc. *	642,953
485	Akamai Technologies, Inc. *	51,939
258	ANSYS, Inc. *	75,266
677	Autodesk, Inc. *	161,932
839	Cadence Design Systems, Inc. *	80,510
938	Cerner Corp. *	64,300
365	Citrix Systems, Inc.	53,987
482	DocuSign, Inc.*	83,005
436	Fortinet, Inc. *	59,850

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	SOFTWARE (continued) - 8.7%
769	Intuit, Inc.	$227,770
23,338	Microsoft Corp.	4,749,516
327	Okta, Inc.*	65,475
6,283	Oracle Corp.	347,261
294	Palo Alto Networks, Inc. *	67,523
232	RingCentral, Inc.*	66,122
2,680	salesforce.com, Inc. *	502,044
569	ServiceNow, Inc. *	230,479
461	Splunk, Inc. *	91,601
458	Synopsys, Inc. *	89,310
407	Veeva Systems, Inc. *	95,409
514	Workday, Inc. *	96,303
357	Zoom Video Communications, Inc.*	90,514
		7,993,069
	SPECIALTY FINANCE - 0.3%
1,892	American Express Co.	180,118
1,434	Capital One Financial Corp.	89,754
		269,872
	TECHNOLOGY HARDWARE - 5.6%
11,926	Apple, Inc.	4,350,605
12,309	Cisco Systems, Inc.	574,092
2,379	Corning, Inc.	61,616
4,514	HP, Inc.	78,679
537	Motorola Solutions, Inc.	75,250
		5,140,242
	TECHNOLOGY SERVICES - 5.6%
1,978	Accenture PLC	424,716
1,246	Automatic Data Processing, Inc.	185,517
1,668	Cognizant Technology Solutions Corp.	94,776
109	CoStar Group, Inc. *	77,463
362	Equifax, Inc.	62,220
1,888	Fidelity National Information Services, Inc.	253,162
1,728	Fiserv, Inc.*	168,687
256	FleetCor Technologies, Inc.*	64,392
910	Global Payments, Inc.	154,354
1,137	IHS Markit Ltd. *	85,843
2,772	International Business Machines Corp.	334,774
105	MarketAxess Holdings, Inc.	52,596
2,711	Mastercard, Inc.	801,643
497	Moody’s Corp.	136,541
245	MSCI, Inc.	81,786
995	Paychex, Inc.	75,371
3,631	PayPal Holdings, Inc.*	632,629
733	S&P Global, Inc.	241,509
1,057	Square, Inc.*	110,921
492	Verisk Analytics, Inc.	83,738
5,263	Visa, Inc.	1,016,653
		5,139,291

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2020

Shares		Fair Value
	TELECOMMUNICATIONS - 1.7%
22,310	AT&T, Inc.	$674,430
1,207	T-Mobile US, Inc. *	125,709
12,956	Verizon Communications, Inc.	714,264
		1,514,403
	TOBACCO & CANNABIS - 0.6%
6,024	Altria Group, Inc.	236,442
4,960	Philip Morris International, Inc.	347,497
		583,939
	TRANSPORTATION & LOGISTICS - 1.1%
2,412	CSX Corp.	168,213
741	FedEx Corp.	103,903
794	Norfolk Southern Corp.	139,402
318	Old Dominion Freight Line, Inc.	53,930
2,111	Union Pacific Corp.	356,907
2,158	United Parcel Service, Inc.	239,926
		1,062,281
	TRANSPORTATION EQUIPMENT - 0.2%
460	Cummins, Inc.	79,699
1,068	PACCAR, Inc.	79,940
		159,639
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,731	Archer-Daniels-Midland Co.	69,067
1,607	Sysco Corp.	87,839
		156,906
	WHOLESALE - DISCRETIONARY- 0.1%
658	Copart, Inc.*	54,792

	TOTAL COMMON STOCKS (Cost $67,299,603)	73,258,642

	EXCHANGE TRADED FUNDS - 19.8%
	LARGE-CAP - 19.8%
215,545	Direxion Daily S&P 500 Bull 3X	9,011,936
206,324	ProShares UltraPro S&P 500	9,152,533
	TOTAL EXCHANGE TRADED FUNDS (Cost $15,060,317)	18,164,469

	RIGHTS - 0.0%
	TELECOMMUNICATIONS - 0.0%
1,207	T-Mobile US, Inc.*	203
	TOTAL RIGHTS (Cost $4,738)

	TOTAL INVESTMENTS - 99.6% (Cost $82,364,658)	$91,423,314
	OTHER ASSETS LESS LIABILITIES - 0.4%	382,653
	NET ASSETS - 100.0%	$91,805,967

*	Non-income producing security.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$84,959,745	$82,364,658
At fair value	$101,178,118	$91,423,314
Cash	85,370	413,514
Dividends and interest receivable	22,924	51,836
Prepaid expenses	1,957	1,776
TOTAL ASSETS	101,288,369	91,890,440

LIABILITIES
Investment advisory fees payable	60,697	56,876
Payable to related parties	4,690	4,118
Accrued expenses and other liabilities	25,768	23,479
TOTAL LIABILITIES	91,155	84,473
NET ASSETS	$101,197,214	$91,805,967

Net Assets Consist Of:
Paid in capital	$89,490,276	$93,217,991
Accumulated earnings (deficit)	11,706,938	(1,412,024)
NET ASSETS	$101,197,214	$91,805,967

Net Asset Value Per Share:
Net Assets	$101,197,214	$91,805,967
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,350,000	3,650,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$30.21	$25.15

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2020

	HCM Defender 100	HCM Defender 500
	Index ETF *	Index ETF *
INVESTMENT INCOME
Dividends	$433,828	$719,607
Interest	2,233	2,033
TOTAL INVESTMENT INCOME	436,061	721,640

EXPENSES
Investment advisory fees	395,929	358,378
Administrative services	40,790	41,639
Audit fees	19,386	19,386
Legal fees	14,785	17,212
Printing and postage expenses	13,174	13,715
Transfer agent fees	12,675	14,153
Custodian fees	11,297	52,926
Professional fees	8,216	5,616
Trustees fees and expenses	6,371	6,371
Insurance expense	1,247	1,247
Other expenses	5,012	5,012
TOTAL EXPENSES	528,882	535,655

NET EXPENSES	528,882	535,655

NET INVESTMENT INCOME (LOSS)	(92,821)	185,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(4,305,497)	(10,581,516)
Net change in unrealized appreciation on investments	16,218,373	9,058,656

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	11,912,876	(1,522,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,820,055	$(1,336,875)

*	The HCM Defender 100 Index ETF and HCM Defender 500 Index ETF both commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2020 (a)
FROM OPERATIONS
Net investment loss	$(92,821)
Net realized loss on investments	(4,305,497)
Net change in unrealized appreciation on investments	16,218,373
Net increase in net assets resulting from operations	11,820,055

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(129,990)
Net decrease in net assets resulting from distributions to shareholders	(129,990)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	89,507,149
Net increase in net assets resulting from shares of beneficial interest	89,507,149

TOTAL INCREASE IN NET ASSETS	101,197,214

NET ASSETS
Beginning of Period	—
End of Period	$101,197,214

SHARE ACTIVITY
Shares Sold	3,350,000
Net increase in shares of beneficial interest outstanding	3,350,000

(a)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2020 (a)
FROM OPERATIONS
Net investment income	$185,985
Net realized loss on investments	(10,581,516)
Net change in unrealized appreciation on investments	9,058,656
Net decrease in net assets resulting from operations	(1,336,875)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	(3,090)
Total distributions paid	(88,110)
Net decrease in net assets resulting from distributions to shareholders	(91,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	93,234,042
Net increase in net assets resulting from shares of beneficial interest	93,234,042

TOTAL INCREASE IN NET ASSETS	91,805,967

NET ASSETS
Beginning of Period	—
End of Period	$91,805,967

SHARE ACTIVITY
Shares Sold	3,650,000
Net increase in shares of beneficial interest outstanding	3,650,000

(a)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	June 30, 2020 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain on investments	5.31
Total from investment operations	5.27
Less distributions from:
Net investment income	(0.00	) (5)
Net realized gains	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$30.21
Total return (4)(8)	21.11%
Net assets, at end of period (000s)	$101,197
Ratio of gross expenses to average net assets (6)(7)	1.02%
Ratio of net expenses to average net assets (6)(7)	1.02%
Ratio of net investment loss to average net assets (7)	(0.18)%
Portfolio Turnover Rate (3)(8)	150%

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	June 30, 2020 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.07
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.20
Less distributions from:
Net investment income	(0.05)
Net realized gains	(0.00	) (5)
Return of capital	(0.00	) (5)
Total distributions	(0.05)
Net asset value, end of period	$25.15
Total return (4)(8)	0.78%
Net assets, at end of period (000s)	$91,806
Ratio of gross expenses to average net assets (6)(7)	1.14%
Ratio of net expenses to average net assets (6)(7)	1.14%
Ratio of net investment income to average net assets (7)	0.40%
Portfolio Turnover Rate (3)(8)	128%

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the HCM Defender 500 Index. The investment objectives are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ assets measured at fair value:

HCM Defender 100 Index Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$79,796,733	$—	$—	$79,796,733
Exchange Traded Funds	21,380,789	—	—	21,380,789
Rights	596	—	—	596
Total	$101,178,118	$—	$—	$101,178,118

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$73,258,642	$—	$—	$73,258,642
Exchange Traded Funds	18,164,469	—	—	18,164,469
Rights	203	—	—	203
Total	$91,423,314	$—	$—	$91,423,314

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for QQH and LGH. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ June 30, 2020 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Indemnification The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
HCM Defender 100 Index ETF	$113,023,968	$108,385,187
HCM Defender 500 Index ETF	$90,833,778	$84,524,877

For the period ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
HCM Defender 100 Index ETF	$78,428,712	$—
HCM Defender 500 Index ETF	$80,955,669	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s Investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the period ended June 30, 2020, the Adviser earned $395,929, and $358,378 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended June 30, 2020, the QQH received $15,000 and $40,625 in fixed fees and variable fees, respectively. For the period ended June 30, 2020, the LGH received $40,000 and $15,104 in fixed fees and variable fees, respectively.

The Transaction Fees for the Funds’ are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2020 was as follows:

	For the Period Ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$126,900	$—	$3,090	$—	$129,990
HCM Defender 500 Index ETF	91,198	2	—	—	91,200

As of June 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$—	$—	$(4,511,435)	$—	$—	16,218,373	$11,706,938
HCM Defender 500 Index ETF	—	105,190	—	(10,575,395)	—	—	9,058,181	(1,412,024)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$82,458
HCM Defender 500 Index ETF	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Defender 100 Index ETF	$4,428,977
HCM Defender 500 Index ETF	10,575,395

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclass of Fund distributions, and C-corporation return of capital distributions resulted in reclassification for the period ended June 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings
HCM Defender 100 Index ETF	$(16,873)	$16,873
HCM Defender 500 Index ETF	(16,051)	16,051

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Unrealized	Unrealized	Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Defender 100 Index ETF	$84,959,745	$16,638,890	$(420,517)	$16,218,373
HCM Defender 500 Index ETF	82,365,133	10,029,406	(971,225)	9,058,181

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds) as of June 30, 2020, the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the period October 9, 2019 (commencement of operations) through June 30, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, the results of their operations, the changes in their assets, and the financial highlights the period October 9, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of June 30, 2020, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 31, 2020

The HCM ETF’s
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	1/1/2020	6/30/2020	1/1/2020 - 6/30/2020	1/1/2020 - 6/30/2020
HCM Defender 100 Index ETF	$1,000.00	$1,045.70	$7.48	1.25%
HCM Defender 500 Index ETF	$1,000.00	$900.10	$6.94	1.47%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	1/1/2020	6/30/2020	1/1/2020 - 6/30/2020	1/1/2020 - 6/30/2020
HCM Defender 100 Index ETF	$1,000.00	$1,018.65	$7.38	1.25%
HCM Defender 500 Index ETF	$1,000.00	$1,017.55	$7.37	1.47%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/366 (to reflect the full half-year period).

**	Annualized.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill CapitalCorporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); PS Technology, Inc. (2010-2013).

*	As of June 30, 2020, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act

6/30/20-NLFT III-v1

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2020

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/20-NLFT III-v1

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 – $31,000

(b)	Audit-Related Fees

2020 – None

(c)	Tax Fees

2020 – $6,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2020

Audit-Related Fees:                                              0.00%

Tax Fees:                                                                0.00%

All Other Fees:                                                      0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $0,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 9/9/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/9/20